UNAUDITED CONDENSED BALANCE SHEETS - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 349,716	$ 799,808
Total Current Assets	580,467	1,102,398
Property and Equipment
Total Assets	129,191,164	129,523,613
Current Liabilities
Accounts payable	50,470	16,862
Total Current Liabilities	317,220	114,211
Long-Term Liabilities
Total Liabilities	1,196,513	2,150,469
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption	128,397,500	128,397,500
Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 12,650,000 and 12,650,000 shares subject to possible redemption) at June 30, 2022 and December 31, 2021, respectively	317	317
Retained earnings	(403,166)	(1,024,673)
Total Stockholders' Deficit	(402,849)	(1,024,356)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	129,191,164	129,523,613
New Dragonfly
Current Assets
Cash	1,055,000	25,586,000
Restricted cash	3,044,000	3,044,000
Accounts receivable, net of allowance for doubtful accounts	4,659,000	783,000
Inventory	42,268,000	27,127,000
Prepaid expenses	1,529,000	293,000
Prepaid inventory	3,153,000	7,461,000
Prepaid income tax	342,000	0
Other current assets	3,751,000	1,787,000
Total Current Assets	59,801,000	66,081,000
Property and Equipment
Machinery and equipment	8,174,000	3,615,000
Office furniture and equipment	207,000	201,000
Leasehold improvements	1,361,000	1,307,000
Vehicle	234,000	195,000
Property and Equipment, gross	9,976,000	5,318,000
Less accumulated depreciation and amortization	(1,147,000)	(857,000)
Property and Equipment, Net	8,829,000	4,461,000
Operating lease right of use asset	5,158,000	5,709,000
Deferred tax asset	366,000	0
Total Assets	74,154,000	76,251,000
Current Liabilities
Accounts payable	12,502,000	11,360,000
Accrued payroll and other liabilities	2,815,000	2,608,000
Customer deposits	251,000	434,000
Income tax payable	0	631,000
Notes payable, current portion	5,212,000	1,875,000
Operating lease liability, current portion	1,131,000	1,082,000
Total Current Liabilities	21,911,000	17,990,000
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs	34,912,000	37,053,000
Deferred tax liabilities	0	453,000
Operating lease liability, net of current portion	4,116,000	4,694,000
Total Long-Term Liabilities	39,028,000	42,200,000
Total Liabilities	60,939,000	60,190,000
Commitments and Contingencies (See Note 2)
Redeemable Preferred Stock
Common stock subject to possible redemption	2,000,000	2,000,000
Equity
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 12,650,000 and 12,650,000 shares subject to possible redemption) at June 30, 2022 and December 31, 2021, respectively	4,000	4,000
Additional paid in capital	2,540,000	1,619,000
Retained earnings	8,671,000	12,438,000
Total Stockholders' Deficit	11,215,000	14,061,000
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 74,154,000	$ 76,251,000